COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2022 USD ($)
Other Commitments [Line Items]
Purchase of office building	$ 20,579,571
Contractual Obligations	964,533
Contractual Obligations	18,887,501
Contractual Obligations	727,537
Contractual Obligations	0
Lease Commitment [Member]
Other Commitments [Line Items]
Purchase of office building	1,085,627
Contractual Obligations	262,209
Contractual Obligations	496,031
Contractual Obligations	327,387
Contractual Obligations	0
M T M Animation Acquisition [Member]
Other Commitments [Line Items]
Purchase of office building	624,234
Contractual Obligations	160,060
Contractual Obligations	64,024
Contractual Obligations	400,150
Contractual Obligations	0
Repayment Of Bank Loans [Member]
Other Commitments [Line Items]
Purchase of office building	18,869,710
Contractual Obligations	542,264
Contractual Obligations	18,327,446
Contractual Obligations	0
Contractual Obligations	$ 0